Schedule of Estimated Fair Values of Identifiable Net Assets Acquired Recorded as Goodwill (Details)	Dec. 31, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Current assets, including cash of $699,324	$ 1,093,223
In-process research and development	100,086,329
Goodwill	11,895,033
Other non-current assets	64,523
Total assets acquired	113,139,108
Current liabilities	10,818,204
Deferred tax liabilities	11,069,033
Total assumed liabilities	21,887,237
Net assets acquired	$ 91,251,871